PGIM Active Aggregate Bond ETF Annual Total Returns	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
PGIM Active Aggregate Bond ETF | No Share Class
Prospectus [Line Items]
Annual Return [Percent]	7.52%	1.93%	6.24%	(14.10%)